CONSOLIDATED BALANCE SHEET DETAIL (Tables)	12 Months Ended
Mar. 31, 2021
Consolidated Balance Sheet Detail
Schedule of Property Plant And Equipment
CONSOLIDATED BALANCE SHEET DETAIL

	March 31,
Property and equipment, net:	2021	2020
Leasehold improvements	$139,197	$139,197
Office equipment	56,476	49,724
Computer equipment and software	52,383	51,882
Machinery and equipment	202,993	112,198
	451,049	353,001
Less: accumulated depreciation and amortization	(152,091)	(51,693)
	$298,958	$301,308

Schedule of Accured Expenses
CONSOLIDATED BALANCE SHEET DETAIL (Details 2)

	March 31,
Accrued expenses:	2021	2020
Accrued wages and bonus	$372,563	$198,160
Accrued placement fees	88,800	—
Accrued interest	27,538	—
Other	11,047	4,000
	$499,948	$202,160